INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS
Summary of intangible assets

	Gross carrying amount						Depreciation
	At the		Additions			At the	At the				At the	Net carrying
	beginning		by business			End of the	beginning		By business		End of the	amount at
Item	of the year	Additions	combinations	Impairment	Disposals	year	of the year	Disposals	combinations	Of the year	year	12/31/2025
Measurement at cost
Goodwill	77,423,404	—	—	—	—	77,423,404	—	—	—	—	—	77,423,404
Brands	5,245,779	—	—	—	—	5,245,779	—	—	—	—	—	5,245,779
Other intangible assets(*)	358,905,944	57,389,593	—	—	(1,106,966)	415,188,571	(223,188,297)	—	—	(42,833,000)	(266,021,297)	149,167,274
TOTAL	441,575,127	57,389,593	—	—	(1,106,966)	497,857,754	(223,188,297)	—	—	(42,833,000)	(266,021,297)	231,836,457

	Gross carrying amount						Depreciation
	At the		Additions			At the	At the				At the	Net carrying
	beginning		by business			End of the	beginning		By business		End of the	amount at
Item	of the year	Additions	combinations	Impairment	Disposals	year	of the year	Disposals	combinations	Of the year	year	12/31/2024
Measurement at cost
Goodwill	77,423,404	—	—	—	—	77,423,404	—	—	—	—	—	77,423,404
Brands	5,245,779	—	—	—	—	5,245,779	—	—	—	—	—	5,245,779
Other intangible assets(*)	299,087,545	60,404,601	—	—	(586,202)	358,905,944	(188,008,596)	(19,101)	—	(35,160,600)	(223,188,297)	135,717,647
TOTAL	381,756,728	60,404,601	—	—	(586,202)	441,575,127	(188,008,596)	(19,101)	—	(35,160,600)	(223,188,297)	218,386,830

(*)mainly include systems and programs.

Summary of goodwill by cash generating units

	12/31/2025	12/31/2024
Supervielle Seguros S.A.	254,055	254,055
Banco Regional de Cuyo S.A.	1,332,013	1,332,013
InvertirOnline S.A.U. / Portal Integral de Inversiones S.A.U.	48,420,107	48,420,107
Micro Lending S.A.U.	26,665,950	26,665,950
Supervielle Agente de Negoación S.A.U.	134,475	134,475
Others	616,804	616,804
TOTAL	77,423,404	77,423,404

Summary of assumptions used in goodwill impairment test

	Real	Forecast	Forecast	Forecast	Forecast	Forecast
	2025	2026	2027	2028	2029	2030
Inflation (end of period)	31.5%	21.6%	9.4%	6.2%	6.2%	6.2%
Inflation (average)	113.5%	24.4%	14.9%	7.2%	6.2%	6.2%
Cost of funding (average)	35.7%	26.1%	19.4%	14.4%	10.8%	7.3%
Loan’s interest rate (average)	51.4%	41.8%	33.6%	27.3%	22.7%	18.4%
Financing volume by Micro Lending	320,727	428,203	640,505	816,865	944,049	1,079,512
InvertirOnline'Operating income	41,599	70,116	91,886	112,964	140,263	172,271